Variable Interest Entities (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
VIE total assets		$ 2,279,114	$ 2,180,629
VIE total liabilities		1,022,373	934,265
VIE
Variable Interest Entity [Line Items]
VIE total assets		92,500	128,000
VIE total liabilities		$ 29,500	26,200
Variable Interest Entity, Primary Beneficiary, PT Navigator Khatulistiwa
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage		49.00%
VIE total assets		$ 91,800	127,200
VIE total liabilities		$ 29,100	$ 25,800
Variable Interest Entity, Primary Beneficiary, Navigator Crewing Philippines Inc.
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	25.00%
Variable Interest Entity, Primary Beneficiary, Navigator Support Services Philippines Inc.
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	40.00%